Segmented information and supplemental cash flow disclosure - Disclosure of cash payments of interest and taxes (Details) - USD ($)	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments Abstract
Interest paid	$ 516,646	$ 447,944
Taxes paid	$ 0	$ 0